SHARE-BASED PAYMENTS PLANS - Narrative (Details) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) tranche	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Compensation expense related to share-based payment plans | €	€ 15		€ 17		€ 14
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	10 years
Weighted average share price (in USD per share)		$ 52.73		$ 41.91		$ 39.24
Share Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches for vesting | tranche	3
Vesting period	36 months
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		0.3		0.3		0.4
Vesting period	36 months
Weighted average grant date fair value (in USD per share)		$ 42.06		$ 39.51		$ 44.05
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		1.2		1.2		1.3
Vesting period	36 months
Weighted average grant date fair value (in USD per share)		$ 42.53		$ 42.66		$ 44.19
2015 Performance Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout rate as a percentage of target award	100.00%